Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 4,760	$ 1,810	$ 260	$ 6,830
Midale Unit Working Interest
Total	170	140		310
Weyburn Unit Working Interest
Total	$ 1,380	$ 1,670		$ 3,050